UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -------------

Check here if Amendment [  ]: Amendment Number:
                                                ------------------

      This Amendment (Check only one):   |_| is a restatement.

                                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:              Cliffwood Partners LLC
Address:           11726 San Vicente Blvd. #600
                   Los Angeles, CA  90049


Form 13F File Number: 028-06233
                     ------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:              Carl B. Tash
Title:             Chief Executive Officer
Phone:             (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

                                11726 San Vicente Blvd. #600    August 3, 2006
 /s/ Carl B. Tash               Los Angeles, CA  90049
------------------------------


Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $577,412.50 (thousands)

List of Other Included Managers:            None

                           Form 13F INFORMATION TABLE

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        Column 1             Column 2      Column 3   Column 4            Column 5       Column 6   Column 7        Column 8
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    Name of Issuer        Title of Class   CUSIP      Value      Shrs or  SH/PRN   Put/ Investment   Other     Voting authority
                                                      (x$1000)   prn amt.          Call discretion managers   Sole     Shared  None
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
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Acadia Rlty Tr            Com Sh Ben Int   004239109  $41,193.57 1,741,800   SH            Yes      None      sole
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Alexander & Baldwin Inc        Com         014482103   $3,940.03    89,000   SH            Yes      None      sole
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American Ld Lease Inc          Com         027118108  $15,101.80   616,400   SH            Yes      None      sole
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AvalonBay Cmntys Inc           Com         053484101  $17,557.27   158,717   SH            Yes      None      sole
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Biomed Realty Trust Inc        Com         09063H107  $34,002.86 1,135,700   SH            Yes      None      sole
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BNP Residential Pptys Inc      Com         05564T103  $15,922.99   933,900   SH            Yes      None      sole
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Boston Properties Inc          Com         101121101  $14,174.72   156,800   SH            Yes      None      sole
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Central Pkg Corp               Com         154785109  $10,795.20   674,700   SH            Yes      None      sole
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Columbia Equity Tr Inc         Com         197627102   $6,179.33   402,300   SH            Yes      None      sole
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Corporate Office Pptys Tr   Sh Ben Int     22002T108   $9,505.87   225,900   SH            Yes      None      sole
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Corrections Corp Amer New    Com New       22025Y407  $12,837.95   242,500   SH            Yes      None      sole
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Downey Finl Corp                Com        261018105   $2,110.14    31,100   SH            Yes      None      sole
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Eastgroup Ppty Inc              Com        277276101   $1,596.46    34,200   SH            Yes      None      sole
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Equity Office Properties Tru    Com        294741103      $89.64   256,100   SH    Put     Yes      None      sole
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Essex Corp                      Com        297178105   $9,937.74    89,000   SH            Yes      None      sole
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Extra Space Storage Inc         Com        30225T102   $8,724.13   537,200   SH            Yes      None      sole
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Federal Natl Mtg Assn           Com        313586109   $1,115.68   146,800   SH    Put     Yes      None      sole
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Federal Realty Invt Tr      Sh Ben Int New 313747206  $20,433.00   291,900   SH            Yes      None      sole
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Firstfed Finl Corp              Com        337907109      $90.95    38,700   SH    Put     Yes      None      sole
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First Potomac Rlty Tr           Com        33610F109  $10,474.16   351,600   SH            Yes      None      sole
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Glenborough Rlty Tr Inc         Com        37803P105   $14,950.91  694,100   SH            Yes      None      sole
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GMH Cmntys Tr                   Com        36188G102  $16,684.56 1,265,900   SH            Yes      None      sole
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Host Hotels & Resorts Inc       Com        44107P104  $18,402.38   841,444   SH            Yes      None      sole
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Intrawest Corporation         Com New      460915200  $53,445.15 1,677,500   SH            Yes      None      sole
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Indymac Bancorp Inc             Com        456607100       $4.00    20,000   SH    Put     Yes      None      sole
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Istar Finl Inc                  Com        45031U101   $8,674.95   229,800   SH            Yes      None      sole
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Kohls Corp                      Com        500255104     $186.20    53,200   SH    Put     Yes      None      sole
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Macerich Co                     Com        554382101  $29,870.10   425,500   SH            Yes      None      sole
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Magna Entmt Corp                CL A       559211107   $5,122.71   973,900   SH            Yes      None      sole
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MI Devs Inc                 CL A Sub Vtg   55304X104  $33,777.75   996,100   SH            Yes      None      sole
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Pan Pacific Retail Pptys Inc    Com        69806L104   $9,004.23   129,800   SH            Yes      None      sole
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Post Pptys Inc                  Com        737464107  $14,966.73   330,100   SH            Yes      None      sole
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ProLogis                     Sh Ben Int    743410102  $11,831.24   227,000   SH            Yes      None      sole
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Simon Ppty Group Inc New        Com        828806109  $17,442.28   210,300   SH            Yes      None      sole
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St Joe Co                       Com        790148100     $545.28    85,200   SH    Put     Yes      None      sole
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Stratus Pptys Inc             Com New      863167201   $2,810.52   104,870   SH            Yes      None      sole
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Sunstone Hotel Invs Inc New     Com        867892101  $15,032.74   517,300   SH            Yes      None      sole
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Taubman Ctrs Inc                Com        876664103  $42,110.64 1,029,600   SH            Yes      None      sole
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U Store It Tr                   Com        91274F104   $8,932.10   473,600   SH            Yes      None      sole
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Ventas Inc                      Com        92276F100   $6,484.63   191,400   SH            Yes      None      sole
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Vornado Rlty Tr              Sh Ben Int    929042109   $7,686.94    78,800   SH            Yes      None      sole
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W P Carey & Co LLC              Com        92930Y107   $9,148.12   361,300   SH            Yes      None      sole
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Washington Real Estate Invt  Sh Ben Int    939653101  $14,514.85   395,500   SH            Yes      None      sole
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REPORT SUMMARY             43 data records           $577,412.50
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